Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Property, Equipment and Software, Net
8. Property, Equipment and Software, Net

Property, equipment and software, net as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Servers and computers	68,895	84,425
Furniture, fixtures and office equipment	4,419	14,053
Leasehold improvements	6,723	38,120
Software and others	2,425	5,067

Total	82,462	141,665
Less: accumulated depreciation	(42,289)	(61,350)

Net book value	40,173	80,315

Depreciation expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB10,255, RMB13,853 and RMB21,068, respectively.